FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2018
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair values are determined by reference to quoted bid or ask prices, as appropriate. Where bid and ask prices are unavailable, the closing price of the most recent transaction of that instrument is used. In the absence of an active market, fair values are determined based on prevailing market rates such as bid and ask prices, as appropriate for instruments with similar characteristics and risk profiles or internal or external valuation models, such as option pricing models and discounted cash flow analysis, using observable market inputs.
Fair values determined using valuation models require the use of assumptions concerning the amount and timing of estimated future cash flows and discount rates. In determining those assumptions, the partnership looks primarily to external readily observable market inputs such as interest rate yield curves, currency rates, and price and rate volatilities as applicable. Financial instruments classified as fair value through profit or loss are carried at fair value on the unaudited interim condensed consolidated statements of financial position and changes in fair values are recognized in profit or loss.
The following table provides the details of financial instruments and their associated financial instrument classifications as at June 30, 2018:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,873	$1,873
Accounts receivable, net (current and non-current) (1)	45	—	4,409	4,454
Other assets (current and non-current) (2)	—	—	118	118
Financial assets (current and non-current) (3)	292	347	307	946
Total	$337	$347	$6,707	$7,391
Financial liabilities
Accounts payable and other (4)	$110	6	$3,996	$4,112
Borrowings (current and non-current)	—	—	5,079	5,079
Total	$110	$6	$9,075	$9,191
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $400 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $2,073 million.
Included in cash and cash equivalents as at June 30, 2018 is $957 million of cash (December 31, 2017: $556 million) and $916 million of cash equivalents (December 31, 2017: $550 million) which includes $690 million on deposit with Brookfield (December 31, 2017: $384 million), as described in Note 14.
The fair value of all financial assets and liabilities as at June 30, 2018 were consistent with carrying value with the exception of the promissory note receivable from Teekay Offshore Partners L.P. ("Teekay Offshore"), where fair value was $88 million (December 31, 2017: $88 million) compared to a book value of $71 million (December 31, 2017: $70 million), and the Teekay Offshore warrants, where fair value was $50 million compared to a book value of $39 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for Sale Securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in Note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various taxes and duties of $1,713 million.

(a)Hedging activities
The partnership uses foreign exchange contracts and foreign currency denominated debt instruments to manage foreign currency exposures arising from net investments in foreign operations. For the three and six months ended June 30, 2018, unrealized pre-tax net gains of $32 million and $65 million (June 30, 2017: $15 million and $46 million unrealized pre-tax net losses, respectively) were recorded in other comprehensive income for the effective portion of hedges of net investments in foreign operations. As at June 30, 2018, there was an unrealized derivative asset balance of $35 million (December 31, 2017: $5 million) and derivative liability balance of $3 million (December 31, 2017: $27 million) relating to derivative contracts designated as net investment hedges.
The partnership uses commodity swap contracts to hedge the sale price of its gas contracts and foreign exchange contracts to hedge highly probable future transactions. A number of these contracts are designated as cash flow hedges. For the three and six months ended June 30, 2018, unrealized pre-tax net gains of $23 million and $13 million (June 30, 2017: net gains of $2 million and $19 million) were recorded in other comprehensive income for the effective portion of cash flow hedges. As at June 30, 2018, there was an unrealized derivative asset balance of $43 million (December 31, 2017: $29 million) and derivative liability balance of $3 million (December 31, 2017: $nil) relating to the derivative contracts designated as cash flow hedges.
Other derivative instruments are measured at fair value, with changes in fair value recognized in the consolidated statements of operating results.
(b)Fair value hierarchical levels — financial instruments
Level 3 assets and liabilities measured at fair value on a recurring basis include $255 million (December 31, 2017: $257 million) of financial assets and $63 million (December 31, 2017: $64 million) of financial liabilities, which are measured at fair value using valuation inputs based on management's best estimates.
There were no transfers between levels during the three and six month period ended June 30, 2018. The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at June 30, 2018 and December 31, 2017:

	June 30, 2018			December 31, 2017
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$263	$—	$—	$207	$—	$—
Accounts receivable	—	45	—	—	50	—
Loans and notes receivable	—	—	2	—	—	1
Derivative assets	8	113	39	15	66	34
Other financial assets	—	—	214	—	—	222
Total	$271	$158	$255	$222	$116	$257
Financial liabilities
Derivative liabilities	$12	$41	$—	$30	$65	$—
Other financial liabilities	—	—	63	—	—	64
Total	$12	$41	$63	$30	$65	$64

The following table presents the change in the balance of financial assets classified as Level 3 as at June 30, 2018:

(US$ MILLIONS)	June 30, 2018
Balance at beginning of year	$257
Fair value change recorded in net income	1
Fair value change recorded in other comprehensive income	(1)
Disposals	(2)
Balance at end of period	$255

(c)Offsetting of financial assets and liabilities
Financial assets and liabilities are offset with the net amount reported in the unaudited interim condensed consolidated statements of financial position where the partnership currently has a legally enforceable right to offset and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. As at June 30, 2018, $4 million gross, of financial assets (December 31, 2017: $21 million) and $4 million gross, of financial liabilities (December 31, 2017: $21 million) were offset in the unaudited interim condensed consolidated statements of financial position related to derivative financial instruments.